Fair value measurement - Summary of Financial Instruments Measured At Fair Value (Level 3) (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Carrying amount at January 1, 2023	€ 437,659
Carrying amount at June 30, 2023	452,685
Level 3 of fair value hierarchy | Investment in equity securities
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Carrying amount at January 1, 2023	31,389
Fair value loss on investment in equity securities recognized in other comprehensive income	(6,575)
Carrying amount at June 30, 2023	€ 24,814